Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment, net - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment, net [Line Items]
Cost, Beginning balance		$ 5,754	$ 8,806
Cost, Ending balance		5,657	5,754
Accumulated depreciation, Beginning balance		3,439	5,325
Accumulated depreciation, Ending balance		3,904	3,439
Net Book Value		1,753	2,315
Additions		866	771
Disposals		(963)	(3,823)
Additions		1,214	1,358
Disposals		(749)	(3,244)
Computers and electronic equipment [Member]
Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment, net [Line Items]
Cost, Beginning balance		3,693	6,884
Cost, Ending balance		3,509	3,693
Accumulated depreciation, Beginning balance		2,232	4,625
Accumulated depreciation, Ending balance		2,450	2,232
Net Book Value		1,059	1,461
Additions		435	465
Disposals		(619)	(3,656)
Additions		793	738
Disposals		(575)	(3,131)
Furniture and equipment [Member]
Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment, net [Line Items]
Cost, Beginning balance		451	419
Cost, Ending balance		445	451
Accumulated depreciation, Beginning balance		186	131
Accumulated depreciation, Ending balance		246	186
Net Book Value		199	265
Additions			42
Disposals		(6)	(10)
Additions		62	59
Disposals		(2)	(4)
Vehicles [member]
Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment, net [Line Items]
Cost, Beginning balance		148	148
Cost, Ending balance		115	148
Accumulated depreciation, Beginning balance		62	38
Accumulated depreciation, Ending balance		4	62
Net Book Value		111	86
Additions		115
Disposals		(148)
Additions		8	24
Disposals		(66)
Leasehold Improvements [Member]
Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment, net [Line Items]
Cost, Beginning balance		210	211
Cost, Ending balance		61	210
Accumulated depreciation, Beginning balance		95	72
Accumulated depreciation, Ending balance		57	95
Net Book Value		4	115
Additions
Disposals		(149)	(1)	[1]
Additions		27	23
Disposals		(65)
Right of use assets [Member]
Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment, net [Line Items]
Cost, Beginning balance	[1]	1,252	1,144
Cost, Ending balance	[1]	1,527	1,252
Accumulated depreciation, Beginning balance	[1]	864	459
Accumulated depreciation, Ending balance	[1]	1,147	864
Net Book Value	[1]	380	388
Additions	[1]	316	264
Disposals	[1]	(41)	(156)
Additions	[1]	324	514
Disposals	[1]	$ (41)	$ (109)

[1]	See also Note 15 – Leases